Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2022
Advance To Suppliers Net Major Suppliers Abstract
Schedule of advances to suppliers
	December 31, 2022	December 31, 2021

Advances for products purchasing from third-parties	$22,644,684	$5,565,247
Less: allowance for doubtful accounts	(902,189)	(353,705)
Total	$21,742,495	$5,211,542